NOTES PAYABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Notes Payable:
NOTES PAYABLE

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.

On May 25, 2012, the Company entered into Note Exchange Agreements (each, “Note Exchange Agreement”) with each of two holders of an aggregate of the eleven outstanding promissory notes issued by the Company, pursuant to which the outstanding principal, totaling $196,800, and accrued but unpaid interest, totaling $17,208, under all such promissory notes was canceled in exchange for the Company’s issuance to such holders of shares of the Company’s common stock at a conversion rate of $1.00 per share. At the closing under the Note Exchange Agreements on May 25, 2012, the Company issued an aggregate of 214,800 shares of its common stock to the two holders of such promissory notes. As the market price of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,400 on the Company’s accompanying statement of operations for the six months ended September 30, 2012.

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.